Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Allowances for accounts receivable	$ 2,380	$ 2,471
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	9,988	9,988
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	60,000	60,000
Common stock, shares issued	23,888	23,630
Common stock, shares outstanding	23,794	23,559
Treasury stock, shares	94	71
Series B Junior Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized	400	400
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0